Suppliers and contractors (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Outstanding balance related transactions	$ 1,531	$ 743
Receivables interest	$ 314	$ 202